UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check Here if Amendment |_|; Amendment Number: _____

This Amendment (Check only one.):|_| is a restatement.
				 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Vertex One Asset Management Inc.
Address: 1920-1177 West Hastings Street
	 Vancouver, British Columbia V6E 2K3

Form 13F File Number: 028-12402

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Jeffrey D. McCord
Title: Managing Director
Phone: 604-681-5787

Signature, Place, and Date of Signing:

Jeffrey D. McCord   Vancouver, British Columbia      August 10, 2007
-----------------   --------------------------- 	------------
   [Signature] 		 [City, State] 		          [Date]





Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

[If there are no entries in this list, omit this section.]


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FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: Seven

Form 13F Information Table Entry Total: 57

Form 13F Information Table Value Total: $296,006 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. Form 13F File Number          Name

01  028-12401                     Vertex Fund
02  028-12398                     Rocky Mountain Investments Ltd.
03  028-12399                     Simkor Investments Ltd.
04  028-12406                     589321 BC Ltd.
05  028-12408                     Jeffrey McCord
06  028-12407                     John Thiessen
07  028-12403                     Matthew Wood


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

		             TITLE OF	           VALUE      PRN      SH/ PUT/ INVSTMT            OTHER       VOTING AUTHORITY
NAME OF ISSUER	             CLASS	CUSIP      X($1,000)  AMT      PUT CALL DISCRE           MANAGERS     SOLE    SHARED  NONE
---------------------------------------------------------------------------------------------------------------------------------
A S V Inc                    COM        001963107  1,728     94,000    SH       SOLE   02 03 04 05 06 07      94,000
Accredited Home Lendrs Hldg  COM        00437P107  2,906     200,000   SH  	SOLE   01 02 03 04 05 06 07   200,000
Agile Software Corp Del      COM        00846X105  2,785     325,000   SH  	SOLE   01 02 03 04 05 06 07   325,000
Allied Cap Corp New          COM        01903Q108  1,647     50,000    SH  	SOLE   02 03 04 05 06 07      50,000
Altria Group Inc             COM        02209S103  13,139    176,215   SH  	SOLE   01 02 03 04 05 06 07   176,215
American Home Mtg Invt Corp  COM        02660R107  1,955     100,000   SH  	SOLE   02 03 04 05 06 07      100,000
Amrep Corp New               COM        32159105   379       7,500     SH       SOLE   02 03 04 05 06 07      7,500
Angiotech Pharmaceuticals In COM        034918102  1,142     151,000   SH  	SOLE   02 03 04 05 06 07      151,000
Avanir Pharmaceuticals       CL A NEW   05348P401  1,577     620,332   SH  	SOLE   02 03 04 05 06 07      620,332
Beazer Homes USA Inc         COM        07556Q105  656       25,000    SH  	SOLE   02 03 04 05 06 07      25,000
BMB Munai Inc                COM        09656A105  322       50,000    SH  	SOLE   01 02 03 04 05 06 07   50,000
Brookfield Homes Corp        COM        112723101  1,702     55,000    sH  	SOLE   02 03 04 05 06 07      55,000
Build A Bear Workshop        COM        120076104  1,668     60,000    SH  	SOLE   02 03 04 05 06 07      60,000
Catalina Marketing Corp      COM        148867104  8,400     250,866   SH  	SOLE   01 02 03 04 05 06 07   250,866
Cenveo Inc                   COM        15670S105  16,163    655,636   SH  	SOLE   01 02 03 04 05 06 07   655,636
Cleveland Cliffs Inc         COM        185896107  28        347       sH  	SOLE   01 02 03 04 05 06 07   347
Corus Bankshares Inc         COM        220873103  1,744     95,000    SH  	SOLE   02 03 04 05 06 07      95,000
Cree Inc                     COM        225447101  1,155     42,000    SH  	SOLE   02 03 04 05 06 07      42,000
Delphi Finl Group Inc        CL A       247131105  7,584     3,008,661 SH  	SOLE   01 02 03 04 05 06 07   3,008,661
Dow Jones & Co Inc           COM        260561105  15,268    250,000   SH  	SOLE   01 02 03 04 05 06 07   250,000
East Penn Finl Corp          COM        274287101  761       50,000    SH  	SOLE   01 02 03 04 05 06 07   50,000
Encore Wire Corp             COM        292562105  1,409     45,000    SH  	SOLE   02 03 04 05 06 07      45,000
First Data Corp              COM        319963104  5,227     150,520   SH  	SOLE   01 02 03 04 05 06 07   150,520
Firstfed Finl Corp           COM        337907109  1,237     20,500    SH  	SOLE   02 03 04 05 06 07      20,500
Gencorp Inc                  COM        368682100  6,971     501,729   SH  	SOLE   01 02 03 04 05 06 07   501,729
Harleysville Group Inc       COM        412824104  2,300     64,800    SH  	SOLE   02 03 04 05 06 07      64,800
Home Solutions Amer Inc      COM        437355100  1,209     190,000   SH  	SOLE   02 03 04 05 06 07      190,000
Image Entmt Inc              COM NEW    452439201  923       200,000   SH  	SOLE   01 02 03 04 05 06 07   200,000
Indymac Bancorp Inc          COM        456607100  1,288     41,500    SH  	SOLE   02 03 04 05 06 07      41,500
Information Services Group I UNIT       45675Y203  466       50,000    SH  	SOLE   01 02 03 04 05 06 07   50,000
IPC Hldgs Ltd                ORD        G4933P101  4,998     145,500   SH  	SOLE   02 03 04 05 06 07      145,500
Ipsco Inc                    COM        462622101  6,756     40,000    SH  	SOLE   01 02 03 04 05 06 07   40,000
iShares Silver Trust         ISHARES    46428Q109  33,103    251,837   SH  	SOLE   01 02 03 04 05 06 07   251,837
Kindred Healthcare Inc       COM        494580103  3,266     100,000   SH  	SOLE   01 02 03 04 05 06 07   100,000
Kraft Foods Inc              CL A       50075N104  3,747     100,000   SH  	SOLE   01 02 03 04 05 06 07   100,000
LA Z BOY Inc                 COM        505336107  1,341     110,000   SH  	SOLE   02 03 04 05 06 07      110,000
Level 3 Communications Inc   COM        52729N100  1,867     300,000   SH  	SOLE   02 03 04 05 06 07      300,000
Mattel Inc                   COM        577081102  6,532     242,800   SH  	SOLE   02 03 04 05 06 07      242,800
Merck & Co Inc               COM        589331107  2,389     45,100    SH  	SOLE   02 03 04 05 06 07      45,100
Montpelier Re Holdings Ltd   SHS        G62185106  15,373    779,500   SH  	SOLE   02 03 04 05 06 07      779,500
Morgan Stanley               COM NEW    617446448  8,917     100,000   SH  	SOLE   01 02 03 04 05 06 07   100,000
NASDAQ Stock Market Inc      COM        631103108  16,656    527,382   SH  	SOLE   01 02 03 04 05 06 07   527,382
Novastar Finl Inc            COM        669947400  3,182     428,500   SH  	SOLE   02 03 04 05 06 07      428,500
Nutri Sys Inc New            COM        67069D108  1,115     15,000    SH  	SOLE   02 03 04 05 06 07      15,000
NYSE Euronext                COM        629491101  27,572    352,310   SH  	SOLE   01 02 03 04 05 06 07   352,310
Odyssey Re Hldgs Corp	     COM        67612W108  3,378     74,050    SH  	SOLE   02 03 04 05 06 07      74,050
Overstock Com Inc Del        COM        690370101  2,214     113,900   SH  	SOLE   02 03 04 05 06 07      113,900
Partnerre Ltd                COM        G6852T105  9,522     115,500   SH  	SOLE   02 03 04 05 06 07      115,500
Pfizer Inc                   COM        717081103  952       35,000    SH  	SOLE   02 03 04 05 06 07      35,000
SLM Corp                     COM        78442P106  6,142     100,346   SH  	SOLE   01 02 03 04 05 06 07   100,346
Stewart W P & Co Ltd         COM        G84922106  2,053     177,200   SH  	SOLE   02 03 04 05 06 07      177,200
Syntax Brillian Corp         COM        87163L103  2,146     410,000   SH  	SOLE   02 03 04 05 06 07      410,000
True Religion Apparel Inc    COM        89784N104  1,946     90,000    SH  	SOLE   02 03 04 05 06 07      90,000
Tyco Intl Ltd New            COM        902124106  18,057    502,703   SH  	SOLE   01 02 03 04 05 06 07   502,703
Uranerz Energy Corporation   COM        91688T104  1,087     200,000   SH  	SOLE   01 02 03 04 05 06 07   200,000
Winston Hotels Inc           COM        97563A102  3,189     200,000   SH  	SOLE   01 02 03 04 05 06 07   200,000
Zoltek Cos Inc               COM        98975W104  1,767     40,000    SH  	SOLE   02 03 04 05 06 07      40,000
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